Accounts Receivable, Net (Tables)	6 Months Ended
Jun. 30, 2023
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable, Net
	June 30, 2023	December 31, 2022
Accounts receivable	$1,937,261	$1,260,453
Less: allowance for doubtful accounts	-	-
Accounts receivable, net	$1,937,261	$1,260,453